SCHEDULE OF FUNDED STATUS OF END-OF-SERVICE INDEMNITIES EMPLOYEES RECEIVE UNDER ONE OF FIVE BENEFIT STRUCTURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Benefit obligations at the beginning of the year	$ 19,320	$ 16,122
Actuarial (gain) / loss	2,243	2,031
Service cost	3,487	2,680
Interest cost	583	655
Benefits paid	(2,007)	(2,168)
Other	1,315
Defined Benefit Plan, Benefit Obligation, Ending Balance	24,941	19,320
Current benefit obligation	3,426	2,575
Non-current benefit obligation	21,515	16,745
Fair value of plan assets at the beginning of the year
Employer contributions	2,007	2,168
Benefits paid	(2,007)	(2,168)
Plan assets at the end of the year
Unfunded status	$ 24,941	$ 19,320